Liquidity risk - Schedule of Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	SFr 154.8	SFr 166.5
Accrued expenses	204.3	184.4
Current lease liabilities	100.6	44.2
Other financial liabilities	56.7	51.3
Other current financial liabilities	157.3	95.5
Non-current lease liabilities	515.0	335.1
Other non-current financial liabilities	2.8	1.7
Total other non-current financial liabilities at amortized cost	517.8	336.8
Not specified
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Accrued expenses	204.3	184.4
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due in less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	154.8	166.5
Accrued expenses	0.0	0.0
Current lease liabilities	24.8	19.1
Other financial liabilities	38.3	36.5
Other current financial liabilities	63.1	55.7
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 4 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Accrued expenses	0.0	0.0
Current lease liabilities	75.7	25.1
Other financial liabilities	18.4	14.8
Other current financial liabilities	94.2	39.8
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Accrued expenses	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	299.0	211.4
Other non-current financial liabilities	2.8	1.7
Total other non-current financial liabilities at amortized cost	301.8	213.1
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Accrued expenses	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	216.0	123.7
Other non-current financial liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	SFr 216.0	SFr 123.7